Financial Expense (Income), Net (Details) - Schedule of financial expense (income), net - Financial Expense (Income) Net [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Expense (Income), Net (Details) - Schedule of financial expense (income), net [Line Items]
Reevaluation of securities, net	$ 10	$ (85)
Reevaluation of other investments			324
Reevaluation of derivative warrant liabilities			1
Bank interest income	(887)
Exchange rate differences	(14)		(601)
Other	(18)	(94)	(153)
Financial expense income net, total	$ (909)	$ (179)	$ (429)